Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2020	2019
Land and land improvements	$3,148,834	$3,148,834
Building and improvements	8,245,585	8,245,585
Machinery and equipment	27,476,894	27,474,099
Furniture and fixtures	904,256	904,256
Construction in progress	217,137	254,471
Total property and equipment, at cost	39,992,706	40,027,245
Less accumulated amortization and depreciation	(31,180,843)	(30,017,022)
Property and equipment, net	$8,811,863	$10,010,223